Related Party Transactions - Clear Spring (Details) - USD ($)		1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 01, 2017	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Capitalized amount	$ 56,000,000.0
Ownership percentage		47.40%	47.40%				47.40%				47.40%	47.40%
Sale of equity method investment		$ 12,200,000									$ 12,200,000	$ 0	$ 0
Gain on sale of equity method investment			$ 600,000
Equity method investments		832,295,000	832,295,000				$ 326,277,000				832,295,000	326,277,000
Earnings from equity method investments			85,844,000	$ 149,065,000	$ (8,790,000)	$ 12,450,000	11,722,000	$ 17,703,000	$ 17,713,000	$ 8,772,000	238,569,000	55,910,000	42,147,000
Balances under ceding quota share:
Reinsurance balances recoverable		2,089,163,000	2,089,163,000				2,181,134,000				2,089,163,000	2,181,134,000
Balances under assuming quota share:
Losses and LAE		10,593,282,000	10,593,282,000				9,868,404,000				10,593,282,000	9,868,404,000	9,048,796,000	$ 7,100,488,000
Funds held by reinsured companies		$ 635,819,000	635,819,000				475,732,000				635,819,000	475,732,000
Amounts under ceding quota share:
Net incurred losses and LAE											154,926,000	33,260,000	0
Acquisition costs			38,202,000	37,708,000	49,067,000	46,043,000	78,417,000	33,310,000	51,081,000	77,801,000	171,020,000	240,609,000	177,855,000
Transactions under assuming quota share:
Net incurred losses and loss adjustment expenses			$ 76,248,000	$ 109,686,000	$ 186,692,000	$ 43,300,000	$ 48,068,000	$ 163,258,000	$ 146,554,000	$ 256,299,000	$ 415,926,000	$ 614,179,000	323,722,000
Clear Spring
Related Party Transaction [Line Items]
Ownership percentage		0.00%	0.00%				20.00%				0.00%	20.00%
Equity method investments		$ 0	$ 0				$ 10,645,000				$ 0	$ 10,645,000
Earnings from equity method investments											$ 1,000,000.0	600,000
Clear Spring
Related Party Transaction [Line Items]
Percentage reinsured of certain businesses	25.00%
Balances under assuming quota share:
Losses and LAE							6,135,000					6,135,000
Unearned premiums							13,000					13,000
Funds held by reinsured companies							8,611,000					8,611,000
Equity method investee | Clear Spring
Related Party Transaction [Line Items]
Ownership percentage		20.00%	20.00%								20.00%
Affiliated entity | Clear Spring
Amounts under ceding quota share:
Acquisition costs											$ (11,000)	92,000	1,836,000
Transactions under assuming quota share:
Premium earned											(15,000)	3,749,000	7,380,000
Net incurred losses and loss adjustment expenses											1,014,000	(2,202,000)	(4,536,000)
Total income impact											3,918,000	(6,616,000)	(3,334,000)
Starstone | Clear Spring
Related Party Transaction [Line Items]
Equity method investments		$ 0	$ 0				10,600,000				0	10,600,000
Percentage reinsured of certain businesses	33.30%
Starstone | Equity method investee | Clear Spring
Balances under ceding quota share:
Reinsurance balances recoverable							22,812,000					22,812,000
Prepaid reinsurance premiums							51,000					51,000
Ceded other liabilities							3,616,000					3,616,000
Ceded acquisition costs							$ 21,000					21,000
Starstone | Affiliated entity | Clear Spring
Amounts under ceding quota share:
Ceded premium earned											122,000	(14,994,000)	(29,520,000)
Net incurred losses and LAE											2,730,000	6,567,000	18,143,000
Acquisition costs											$ 56,000	$ 356,000	$ 7,035,000